Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2021			$ 227,674,000		$ 145,000	$ 90,644,000	$ (4,000)
Statement Line Items [Line Items]
Options exercised during the year			0
Purchased and cancelled during the year	$ (1,900,000)		(1,692,000)			(238,000)
Stock-based compensation (note 15)					1,467,000
Adjustment for purchased and cancelled common shares						(238,000)
Net income	22,658,000					22,658,000
Dividends paid on common and preferred shares						(3,729,000)
Other comprehensive income							103,000
Balance at Oct. 31, 2022	350,675,000	$ 239,629,000	225,982,000	$ 13,647,000	1,612,000	109,335,000	99,000
Statement Line Items [Line Items]
Options exercised during the year	280,000		280,000
Purchased and cancelled during the year	(13,300,000)		(11,438,000)			(1,900,000)
Stock-based compensation (note 15)					901,000
Adjustment for purchased and cancelled common shares						(1,854,000)
Net income	42,162,000					42,162,000
Dividends paid on common and preferred shares						(3,600,000)
Other comprehensive income							32,000
Balance at Oct. 31, 2023	$ 377,158,000	$ 228,471,000	$ 214,824,000	$ 13,647,000	$ 2,513,000	$ 146,043,000	$ 131,000